CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock and Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Amount Reclassified on ESOP Shares	Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 114,229	$ 41,523	$ 120,676	$ (1,300)	$ (46,670)
Increase (Decrease) in Stockholders' Equity
Repurchase and retirement of 5,645 shares of common stock	(2,658)	(2,658)
Comprehensive income
Net income (loss)	(835)		(835)			(835)
Change in unrealized gain (loss) on available for sale securities, net of reclassification and tax effects	4,813			4,813		4,813
Change in postretirement obligations, net of reclassification and tax effects	71			71		71
Total comprehensive income (loss)	4,049					4,049
Cash dividends declared - $10.00 per share	(4,297)		(4,297)
Reclassification due to change in fair value of common stock in ESOP subject to contingent repurchase obligation	15,440				15,440
Balance at Dec. 31, 2009	126,763	38,865	115,544	3,584	(31,230)
Comprehensive income
Net income (loss)	1,154		1,154			1,154
Change in unrealized gain (loss) on available for sale securities, net of reclassification and tax effects	(3,310)			(3,310)		(3,310)
Change in postretirement obligations, net of reclassification and tax effects	11			11		11
Total comprehensive income (loss)	(2,145)					(2,145)
Reclassification due to change in fair value of common stock in ESOP subject to contingent repurchase obligation	1,365				1,365
Balance at Dec. 31, 2010	125,983	38,865	116,698	285	(29,865)
Comprehensive income
Net income (loss)	7,816		7,816			7,816
Change in unrealized gain (loss) on available for sale securities, net of reclassification and tax effects	3,312			3,312		3,312
Change in postretirement obligations, net of reclassification and tax effects	(23)			(23)		(23)
Total comprehensive income (loss)	11,105					11,105
Reclassification due to change in fair value of common stock in ESOP subject to contingent repurchase obligation	6,635				6,635
Balance at Dec. 31, 2011	$ 143,723	$ 38,865	$ 124,514	$ 3,574	$ (23,230)